Convertible Notes and Warrants - 2012 Revolver Notes - Additional Information (Detail) - USD ($)			9 Months Ended	12 Months Ended
	Feb. 10, 2014	Jun. 28, 2013	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 13, 2015	Sep. 13, 2013	Nov. 08, 2012	Apr. 05, 2012	Jan. 13, 2012
Temporary Equity [Line Items]
Conversion price of notes	$ 10.00
Exercise price of warrants	$ 10.00						$ 1.56
Fair value of the warrants issued			$ 709	$ 1,070	$ 2,140,532
Debt, principal amount converted		$ 20,231,000		$ 6,600,000	20,231,000
2012 Revolver Notes [Member]
Temporary Equity [Line Items]
Maximum amount of line of credit											$ 1,750,000
Series of notes, maturity date, month and year				2012-04
Debt Instrument, interest rate payable at maturity											10.00%
Proceeds received from sale of shares that triggers exercise of warrants				$ 20,000,000
Conversion price of notes				$ 0.54
Exercise price of warrants								$ 0.54
Fair value of warrants reclassified into additional paid-in capital								$ 144,000
Shares of preferred stock converted into shares of common stock	291,212
Notice period for early termination of warrant				20 days
Issuance of notes payable						$ 5,960,000
Principal payments					0
Debt, principal amount converted		$ 5,960,000
First Amendment [Member] | 2012 Revolver Notes [Member]
Temporary Equity [Line Items]
Maximum amount of line of credit										$ 5,000,000
Extended maturity date, start				May 31, 2012
Extended maturity date, end				Jul. 31, 2012
Second Amendment [Member] | 2012 Revolver Notes [Member]
Temporary Equity [Line Items]
Maximum amount of line of credit									$ 8,000,000
Extended maturity date, start				Nov. 30, 2012
Extended maturity date, end				Dec. 31, 2012
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares issued upon conversion of debt		42,245,834
Series A Convertible Preferred Stock [Member] | 2012 Revolver Notes [Member]
Temporary Equity [Line Items]
Conversion price of notes				$ 0.54
Shares issued upon conversion of debt		12,230,899
Warrants [Member]
Temporary Equity [Line Items]
Expected life (in years)			5 years	5 years
Exercise price			$ 1.56	$ 12.50
Stock price			$ 1.41	$ 8.91
Expected dividend yield			0.00%	0.00%
Expected volatility			90.00%	90.00%
Warrants [Member] | 2012 Revolver Notes [Member]
Temporary Equity [Line Items]
Fair value of the warrants issued											$ 396,000
Expected life (in years)				5 years
Exercise price				$ 0.54
Expected dividend yield				0.00%
Expected volatility				105.00%
Accretion of discount recognized as interest expense						$ 396,000
Warrants [Member] | 2012 Revolver Notes [Member] | Minimum [Member]
Temporary Equity [Line Items]
Stock price				$ 0.24
Average risk free interest rate				0.62%
Warrants [Member] | 2012 Revolver Notes [Member] | Maximum [Member]
Temporary Equity [Line Items]
Stock price				$ 0.30
Average risk free interest rate				1.02%
Accrued interest [Member]
Temporary Equity [Line Items]
Accrued interest on convertible debt converted	$ 233,982	$ 2,581,000			$ 2,581,000
Accrued interest [Member] | 2012 Revolver Notes [Member]
Temporary Equity [Line Items]
Accrued interest on convertible debt converted		$ 645,000